Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Employee Benefits And Share Based Compensation [Abstract]
Employee Benefit Plans

Note 11. Employee Benefit Plans

Effective January 1, 2016, the Company elected to merge the plan assets of all its wholly-owned subsidiaries into the MTR Gaming Group, Inc. Retirement Plan (the “MTR Retirement Plan”) and renamed it the Eldorado Resorts, Inc. 401(k) Plan (“ERI 401(k) Plan”). As a result, assets of the Eldorado Hotel & Casino Master 401(k) Plan, the Silver Legacy 401(k) Plan and Circus Circus Reno MGM Resorts 401(k) Savings Plan transferred in the ERI 401(k) Plan. Generally, all employees of ERI who are 21 years of age or older, who have completed six months and 1,000 hours of service and who are not covered by collective bargaining agreements, including the named executive officers, are eligible to participate in the ERI 401(k) Plan. Employees who elect to participate in the ERI 401(k) Plan could defer up to 100% but not less than 1% of their annual compensation, subject to statutory and certain other limits. The plan covering ERI’s employees allows for an employer contribution up to 50 percent of the first four percent of each participating employee’s contribution, up to a maximum of $1,000, subject to statutory and certain other limits. ERI’s matching contributions totaled $1.6 million and $1.5 million for the years ended December 31, 2017 and 2016, respectively.

Prior to 2016, the Resorts’ 401 (k) plan participated in a multi-employer savings plan (the “401(k) Plan”) qualified under Sections 401(a) and 401(k) of the Internal Revenue Code of 1986, as amended. The 401(k) Plan in which Resorts participated functioned as an aggregation of several single-employer plans in order to enable the participating employers to pool plan assets for investment purposes and to reduce the costs of plan administration. The 401(k) Plan maintained separate accounts for each employer so that each employer’s contributions provided benefits only for its employees. Generally, all employees of Resorts who were 21 years of age or older, who had completed six months and 1,000 hours of service and who were not covered by collective bargaining agreements, including the named executive officers, were eligible to participate in the 401(k) Plan. Employees who elected to participate in the 401(k) Plan could defer up to 100% but not less than 1% of their annual compensation, subject to statutory and certain other limits. Effective February 1, 2014, Eldorado Reno implemented an employer matching contribution up to 25 percent of the first four percent of each participating employee’s compensation. Employees of the Eldorado Shreveport also participated in Resorts’ 401(k) Plan. The plan covering Eldorado Shreveport’s employees allowed for an employer contribution up to 50 percent of the first six percent of each participating employee’s contribution, subject to statutory and certain other limits. Resorts’ matching contributions totaled $0.5 million for the year ended December 31, 2015.

Isle has a 401(k) plan covering substantially all of its employees who have completed 90 days of service. Expense for contributions from continuing operations related to the 401(k) plan was $1.0 million or the 2017 period subsequent to the Isle Acquisition Date. Isle’s contribution is based on a percentage of employee contributions and may include an additional discretionary amount.

Previously MTR Gaming participated in the MTR Retirement Plan. At that time, the Mountaineer qualified defined contribution plan and the Scioto Downs’ 401(k) plan were merged into the MTR Retirement Plan. Additionally, the MTR Retirement Plan provided 401(k) participation to Presque Isle Downs’ employees. Matching contributions by MTR Gaming were $0.1 million for 2015.

Mountaineer’s qualified defined contribution plan (established by West Virginia legislation) covers substantially all of its employees and was merged as a component of the MTR Retirement Plan as previously discussed. Contributions to the plan are based on 1/4% of the race track and simulcast wagering handles and approximately 1% of the net win from gaming operations until the racetrack reaches its Excess Net Terminal Income threshold, which for Mountaineer is approximately $160 million per year based on the state’s June 30 fiscal year. Contributions to the ERI 401(k) Plan for the benefit of Mountaineer employees were $1.1 million, $1.2 million and $1.3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Scioto Downs sponsors a noncontributory defined-benefit plan covering all full-time employees meeting certain age and service requirements. On May 31, 2001, the plan was amended to freeze eligibility, accrual of years of service and benefits. As of December 31, 2017, the fair value of the plan assets was $1.2 million and the fair value of the benefit obligations was $0.8 million, resulting in an over-funded status of $0.4 million. The plan assets are comprised primarily of money market and mutual funds whose values are determined based on quoted market prices and are classified in Level 1 of the fair value hierarchy. We did not make cash contributions to the Scioto Downs pension plan during 2017, 2016 and 2015.